BUSINESS ACQUISITION (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 01, 2016	Mar. 31, 2016	Jan. 31, 2015	Feb. 29, 2016	Feb. 28, 2015	Dec. 31, 2014	Jan. 22, 2016	Dec. 26, 2014
Business Acquisition [Line Items]
Goodwill				$ 87,022,517	$ 12,330,326
Muchong.com [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						$ 10,000,000
Contingent consideration						$ 5,000,000
Payments to Acquire Businesses, Gross					5,000,000
Equity interest acquired (as a percent)						100.00%
Goodwill								$ 3,712,000
Jingshi Shifan [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					$ 630,384
Equity interest acquired (as a percent)					65.00%
Intangible assets					$ 404,523
Goodwill					561,425
Noncontrolling interest					291,817
Gaokaopai [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					638,009
Payments to Acquire Businesses, Gross					$ 446,605
Equity interest acquired (as a percent)					100.00%
Intangible assets					$ 79,751
Goodwill					$ 558,258
Contingent consideration, shares issued					44,000
Yinghe Youshi [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 4,284,233
Payments to Acquire Businesses, Gross	7,856,523
Goodwill	$ 12,999,277
Yinghe Youshi [Member] | First Step Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 4,284,233
Purchase price allocation
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	70.51%		38.37%
Yinghe Youshi [Member] | Second Step Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				7,856,523
Firstleap [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				37,708,811
Payments to Acquire Businesses, Gross				$ 36,644,205
Equity interest acquired (as a percent)				100.00%
Goodwill							$ 61,701,300
Purchase price allocation
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				$ 8,869,959
Firstleap [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 1,064,606